UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Michael W. Stockton

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Mutual Fund® Semi-annual report for the six months ended April 30, 2016

American Mutual Fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–5.20%	8.93%	6.24%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.58% for Class A shares as of the prospectus dated January 1, 2016.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2016, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.03%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.93%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow investors:

U.S. equities finished the six-month period ended April 30, 2016, slightly higher, rebounding from sharp losses earlier in the period that were driven by concerns about slow growth in China and weak oil prices. However, beginning in February, investor sentiment turned positive as commodity prices stabilized and economic data improved. The Federal Reserve raised interest rates for the first time in almost a decade in December, but the central bank opted to keep rates unchanged at its meeting in March.

With the stock market struggling to post gains during the period, American Mutual Fund had a total return of 3.24%. This exceeded the 0.43% return for the unmanaged Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks. The fund is managed conservatively and has tended to do better in weak markets because high quality dividend-paying companies are typically less volatile than the overall market and have offered better downside protection.

Over longer periods of time, AMF’s returns have compared favorably to those of the S&P 500. For the past 10 years, the fund had an average annual total return of 6.86% compared with the index’s 6.91% return. For its 66-year lifetime, AMF has had an average annual total return of 11.58% compared with 11.17% for the S&P 500. The index is unmanaged and, therefore, has no expenses; investors cannot invest directly in an index.

Portfolio review

Holdings in the telecommunication services sector made strong contributions to the fund’s returns. Shares of AT&T and Verizon Communications have rebounded as worries subsided about price competition from smaller rivals Sprint and T-Mobile US, as well as technology companies like Apple and Alphabet that could try to offer mobile services. We believe these threats are exaggerated and unlikely to have a long-term impact on AT&T and Verizon Communications, which offer dividend yields above 4% and may very well benefit from further industry consolidation in the future.

American Mutual Fund	1

A relatively large investment in utilities companies helped lift results, as they were among those with the strongest returns during the period. Shares of Exelon, the largest operator of unregulated nuclear power plants in the U.S., surged after the company beat revenue expectations and revealed plans to raise its dividend. Shares of PG&E, an electric utility provider in Northern California, also posted solid gains during the period.

In the consumer discretionary sector, Home Depot reported strong quarterly results, with better-than-expected earnings enabling the company to increase its dividend as it participates in the ongoing housing recovery and takes a more disciplined approach to capital management. Shares of the home-improvement retailer benefited from strong demand from professional contractors and builders as rising housing prices prompted home owners to make more improvements.

Results in the industrials sector were mixed, with defense contractor Lockheed Martin contributing to returns while rival General Dynamics detracted as the two companies battled for defense contracts. Likewise, shares of railroad operator Norfolk Southern gained as oil prices rebounded while airplane manufacturer Boeing declined due to concerns over the aerospace cycle. We believe the fund’s energy holdings, which we added to on the margin during the period, also offer good value as oil prices rebound. Many energy companies continue to pay healthy dividends, more recently including pipeline companies such as Enbridge, which are coming off of a difficult financial stretch.

In the health care sector, shares of AbbVie recovered from concerns about growing competition, but Novartis and other drug companies declined amid worries about the high costs of certain drugs and strong policy positions from U.S. presidential candidates. Drug pricing is a complex issue and we believe it will take a long time to work through the various legal and legislative challenges in both the public and private sectors. Over the longer term, our outlook for the fund’s pharmaceuticals holdings remains intact. We continue to focus on those companies that we believe offer adequately priced drugs and the most innovation, which is often measured by improved patient outcomes.

Looking ahead

The U.S. economy continues to improve, albeit at a gradual pace, and shows no visible signs of excess. The unemployment rate has declined, real wages are slowly rising and consumer balance sheets are in better shape. However, concerns about

2	American Mutual Fund

global economic conditions have cast a shadow over an otherwise fairly positive outlook for the U.S. economy. As a result, the Fed is expected to raise rates gradually in the near future, which would unlikely have a significant impact on the economy.

The combination of rising interest rates and political uncertainty in the U.S., as well as the economic slowdown in China and geopolitical events in Europe and the Middle East, could cause more volatility going forward. While the market doesn’t like uncertainty — no matter what form it takes — we believe our consistent approach of investing in quality companies will serve investors well in an increasingly uncertain environment.

AMF’s portfolio managers are primarily focused on companies that are increasing dividends as well as earnings. They are mindful to limit investments in those with high dividend yields and no earnings growth, which tend not to do as well when interest rates are rising. Dividend growth also sends a positive message about a company’s earnings and management’s willingness to share profits with investors instead of spending capital on acquisitions or share repurchases, which have a less impressive track record of benefiting shareholders.

We would like to remind our investors to keep in mind the three objectives of the fund: current income, growth of capital and conservation of principal, which is especially important during a period of rising interest rates and higher valuations. We are pleased to report that the number of shareholder accounts in AMF has grown by 2.2% from a year ago. We would like to welcome our new shareholders and thank our long-term investors for their continued support.

Cordially,

Joyce E. Gordon Vice Chairman	William L. Robbins President

June 14, 2016

For current information about the fund, visit americanfunds.com.

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Summary investment portfolio April 30, 2016	unaudited

Industry sector diversification	Percent of net assets

Common stocks 90.66%	Shares	Value (000)
Energy 8.12%
Chevron Corp.	4,584,303	$468,424
ConocoPhillips	9,059,400	432,949
Enbridge Inc.	5,675,738	235,770
Enbridge Inc. (CAD denominated)	825,139	34,276
Exxon Mobil Corp.	4,265,500	377,070
Schlumberger Ltd.	2,910,000	233,789
Suncor Energy Inc.	7,820,310	229,555
Other securities		971,204
		2,983,037

Materials 3.90%
Agrium Inc.	2,795,000	240,705
Monsanto Co.	3,392,900	317,847
Praxair, Inc.	2,809,924	330,054
Other securities		544,300
		1,432,906

Industrials 13.64%
Boeing Co.	4,242,900	571,943
CSX Corp.	8,095,493	220,764
General Dynamics Corp.	2,541,164	357,084
General Electric Co.	19,537,685	600,784
Lockheed Martin Corp.	2,516,560	584,798
Norfolk Southern Corp.	4,428,100	399,016
Union Pacific Corp.	4,454,364	388,554
Waste Management, Inc.	8,718,100	512,537
Other securities		1,376,541
		5,012,021

Consumer discretionary 7.74%
Carnival Corp., units	5,909,200	289,846
Comcast Corp., Class A	5,804,000	352,651
Home Depot, Inc.	3,698,052	495,132

4	American Mutual Fund

	Shares	Value (000)
McDonald’s Corp.	3,254,000	$411,599
Newell Rubbermaid Inc.	7,198,200	327,806
Other securities		965,089
		2,842,123

Consumer staples 7.46%
Coca-Cola Co.	14,689,900	658,108
Procter & Gamble Co.	7,473,400	598,769
Other securities		1,483,972
		2,740,849

Health care 14.38%
AbbVie Inc.	16,385,400	999,510
Amgen Inc.	7,264,272	1,149,934
AstraZeneca PLC (ADR)	7,741,999	224,208
Johnson & Johnson	2,896,000	324,584
Medtronic PLC	6,698,500	530,186
Merck & Co., Inc.	4,736,485	259,749
Novartis AG (ADR)	3,014,000	228,974
Pfizer Inc.	11,723,200	383,466
Other securities		1,181,974
		5,282,585

Financials 11.03%
JPMorgan Chase & Co.	5,576,197	352,416
Marsh & McLennan Companies, Inc.	4,296,394	271,317
Toronto-Dominion Bank	1,989,400	88,528
Toronto-Dominion Bank (CAD denominated)	3,000,000	133,538
Wells Fargo & Co.	9,595,300	479,573
Other securities		2,725,898
		4,051,270

Information technology 10.05%
Apple Inc.	3,203,400	300,287
Automatic Data Processing, Inc.	3,016,944	266,818
Intel Corp.	10,185,000	308,402
Microsoft Corp.	11,986,707	597,777
Texas Instruments Inc.	17,546,644	1,000,860
Other securities		1,215,927
		3,690,071

Telecommunication services 6.89%
AT&T Inc.	18,644,000	723,760
Verizon Communications Inc.	32,046,814	1,632,465
Other securities		174,997
		2,531,222

Utilities 5.42%
Dominion Resources, Inc.	3,000,000	214,410
Exelon Corp.	11,121,885	390,267
PG&E Corp.	5,257,000	305,957
Sempra Energy	5,744,853	593,731
Other securities		485,357
		1,989,722

American Mutual Fund	5

Common stocks (continued)	Shares	Value (000)
Miscellaneous 2.03%
Other common stocks in initial period of acquisition		$744,631

Total common stocks (cost: $24,609,824,000)		33,300,437

Preferred securities 0.03%
Financials 0.03%
Other securities		11,440

Total preferred securities (cost: $10,004,000)		11,440

Convertible stocks 0.08%
Utilities 0.08%
Exelon Corp., convertible preferred, units	600,000	29,076

Total convertible stocks (cost: $30,049,000)		29,076

Bonds, notes & other debt instruments 0.94%	Principal amount (000)
Corporate bonds & notes 0.67%
Financials 0.67%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	$116,654	117,456
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	115,445	120,207
Other securities		7,325
		244,988

U.S. Treasury bonds & notes 0.27%
Other securities		100,049

Total bonds, notes & other debt instruments (cost: $326,085,000)		345,037

Short-term securities 8.08%
Chevron Corp. 0.42%–0.58% due 5/3/2016–8/5/2016[1]	180,200	180,118
Coca-Cola Co. 0.33% due 5/12/2016[1]	24,500	24,497
ExxonMobil Corp. 0.37%–0.39% due 6/2/2016–6/8/2016	121,800	121,752
Federal Home Loan Bank 0.29%–0.55% due 5/2/2016–9/19/2016	1,181,200	1,180,706
Freddie Mac 0.39%–0.49% due 6/6/2016–8/19/2016	415,900	415,714
GE Capital Treasury Services (U.S.) LLC 0.42% due 6/14/2016	50,000	49,975
General Electric Co. 0.31% due 5/2/2016	45,000	44,999
Jupiter Securitization Co., LLC 1.00% due 10/25/2016[1]	25,000	24,890
Microsoft Corp. 0.35%–0.36% due 5/11/2016–5/18/2016[1]	54,700	54,692
Pfizer Inc 0.47%–0.54% due 5/2/2016–6/10/2016[1]	83,500	83,464
Wells Fargo Bank, N.A. 0.84% due 8/16/2016	53,000	53,017
Other securities		735,686

Total short-term securities (cost: $2,969,091,000)		2,969,510
Total investment securities 99.79% (cost: $27,945,053,000)		36,655,500
Other assets less liabilities 0.21%		78,357

Net assets 100.00%		$36,733,857

6	American Mutual Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including one security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of this security which was valued under fair value procedures, was $72,392,000, which represented .20% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $798,696,000, which represented 2.17% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See Notes to Financial Statements

American Mutual Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2016	(dollars in thousands)

Assets:
Investment securities, at value (cost: $27,945,053)		$36,655,500
Cash		145
Receivables for:
Sales of investments	$159,524
Sales of fund’s shares	48,498
Dividends and interest	77,927
Other	20	285,969
		36,941,614
Liabilities:
Payables for:
Purchases of investments	157,172
Repurchases of fund’s shares	30,279
Investment advisory services	7,245
Services provided by related parties	9,478
Trustees’ deferred compensation	2,766
Other	817	207,757
Net assets at April 30, 2016		$36,733,857

Net assets consist of:
Capital paid in on shares of beneficial interest		$26,836,099
Undistributed net investment income		96,431
Undistributed net realized gain		1,090,860
Net unrealized appreciation		8,710,467
Net assets at April 30, 2016		$36,733,857

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,038,779 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share

Class A	$22,686,419	640,992		$35.39
Class B	33,496	953		35.15
Class C	1,135,884	32,521		34.93
Class F-1	1,366,480	38,765		35.25
Class F-2	2,475,846	69,962		35.39
Class 529-A	727,917	20,610		35.32
Class 529-B	3,732	106		35.28
Class 529-C	176,131	5,014		35.12
Class 529-E	36,041	1,024		35.19
Class 529-F-1	55,730	1,576		35.37
Class R-1	68,163	1,945		35.04
Class R-2	241,452	6,896		35.01
Class R-2E	3,690	105		35.30
Class R-3	592,073	16,849		35.14
Class R-4	632,381	17,923		35.28
Class R-5E	10	—	*	35.38
Class R-5	265,647	7,505		35.40
Class R-6	6,232,765	176,033		35.41

*Amount less than one thousand.

See Notes to Financial Statements

8	American Mutual Fund

Statement of operations	unaudited
for the six months ended April 30, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $7,310)	$486,569
Interest	14,953	$501,522
Fees and expenses*:
Investment advisory services	42,152
Distribution services	37,568
Transfer agent services	14,967
Administrative services	4,363
Reports to shareholders	794
Registration statement and prospectus	949
Trustees’ compensation	335
Auditing and legal	98
Custodian	237
Other	508
Total fees and expenses before reimbursement	101,971
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		101,971
Net investment income		399,551

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments	990,876
Currency transactions	(418)	990,458
Net unrealized (depreciation) appreciation on:
Investments	(232,681)
Currency translations	19	(232,662)
Net realized gain and unrealized depreciation		757,796

Net increase in net assets resulting from operations		$1,157,347

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Mutual Fund	9

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2016*	Year ended October 31, 2015
Operations:
Net investment income	$399,551	$770,135
Net realized gain	990,458	1,625,232
Net unrealized depreciation	(232,662)	(2,068,090)
Net increase in net assets resulting from operations	1,157,347	327,277

Dividends and distributions paid to shareholders:
Dividends from net investment income	(394,495)	(748,630)
Distributions from net realized gain on investments	(1,432,185)	(1,194,098)
Total dividends and distributions paid to shareholders	(1,826,680)	(1,942,728)

Net capital share transactions	1,762,068	2,150,117

Total increase in net assets	1,092,735	534,666

Net assets:
Beginning of period	35,641,122	35,106,456
End of period (including undistributed net investment income: $96,431 and $91,375, respectively)	$36,733,857	$35,641,122

*Unaudited.

See Notes to Financial Statements

10	American Mutual Fund

Notes to financial statements	unaudited

1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

American Mutual Fund	11

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

12	American Mutual Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Mutual Fund	13

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

14	American Mutual Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Energy	$2,983,037	$—	$—	$2,983,037
Materials	1,432,906	—	—	1,432,906
Industrials	5,012,021	—	—	5,012,021
Consumer discretionary	2,842,123	—	—	2,842,123
Consumer staples	2,740,849	—	—	2,740,849
Health care	5,210,193	72,392	—	5,282,585
Financials	4,051,270	—	—	4,051,270
Information technology	3,690,071	—	—	3,690,071
Telecommunication services	2,531,222	—	—	2,531,222
Utilities	1,989,722	—	—	1,989,722
Miscellaneous	744,631	—	—	744,631
Preferred securities	11,440	—	—	11,440
Convertible stocks	29,076	—	—	29,076
Bonds, notes & other debt instruments	—	345,037	—	345,037
Short-term securities	—	2,969,510	—	2,969,510
Total	$33,268,561	$3,386,939	$—	$36,655,500

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

American Mutual Fund	15

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

16	American Mutual Fund

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$94,704
Undistributed long-term capital gains	1,432,264

As of April 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$9,265,624
Gross unrealized depreciation on investment securities	(464,663)
Net unrealized appreciation on investment securities	8,800,961
Cost of investment securities	27,854,539

American Mutual Fund	17

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$243,571		$889,473		$1,133,044		$467,630		$756,144		$1,223,774
Class B	296		1,965		2,261		987		3,302		4,289
Class C	8,058		45,657		53,715		15,190		39,932		55,122
Class F-1	14,343		54,851		69,194		27,782		46,039		73,821
Class F-2	27,460		92,311		119,771		50,616		73,387		124,003
Class 529-A	7,420		28,387		35,807		14,220		23,822		38,042
Class 529-B	28		208		236		93		341		434
Class 529-C	1,174		7,065		8,239		2,189		6,064		8,253
Class 529-E	332		1,434		1,766		632		1,236		1,868
Class 529-F-1	627		2,155		2,782		1,202		1,837		3,039
Class R-1	477		2,769		3,246		957		2,455		3,412
Class R-2	1,700		9,784		11,484		3,341		8,764		12,105
Class R-2E	20		44		64		—	*	—	*	—	*
Class R-3	5,516		24,448		29,964		11,390		24,251		35,641
Class R-4	7,698		29,428		37,126		16,063		27,919		43,982
Class R-5E†	—	*	—	*	—	*
Class R-5	3,019		10,045		13,064		7,021		11,888		18,909
Class R-6	72,756		232,161		304,917		129,317		166,717		296,034
Total	$394,495		$1,432,185		$1,826,680		$748,630		$1,194,098		$1,942,728

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.223% on such assets in excess of $34 billion. For the six months ended April 30, 2016, the investment advisory services fee was $42,152,000, which was equivalent to an annualized rate of 0.243% of average daily net assets.

18	American Mutual Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

American Mutual Fund	19

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended April 30, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$25,058	$10,533		$1,078		Not applicable
Class B	214	24		Not applicable		Not applicable
Class C	5,429	537		272		Not applicable
Class F-1	1,638	817		329		Not applicable
Class F-2	Not applicable	1,294		564		Not applicable
Class 529-A	756	286		172		$306
Class 529-B	22	3		1		2
Class 529-C	834	76		42		75
Class 529-E	86	8		9		15
Class 529-F-1	—	22		13		23
Class R-1	333	42		17		Not applicable
Class R-2	869	428		58		Not applicable
Class R-2E	6	1		1		Not applicable
Class R-3	1,448	474		145		Not applicable
Class R-4	875	356		175		Not applicable
Class R-5E*	Not applicable	—	†	—	†	Not applicable
Class R-5	Not applicable	58		60		Not applicable
Class R-6	Not applicable	8		1,427		Not applicable
Total class-specific expenses	$37,568	$14,967		$4,363		$421

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of

20	American Mutual Fund

$335,000 in the fund’s statement of operations reflects $178,000 in current fees (either paid in cash or deferred) and a net increase of $157,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

				Reinvestments of
				dividends and				Net increase
	Sales[1]			distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$1,014,986	29,726		$1,106,006	33,122	$(1,292,319)	(37,801)	$828,673	25,047
Class B	337	10		2,253	68	(22,024)	(651)	(19,434)	(573)
Class C	92,623	2,741		53,116	1,612	(121,388)	(3,606)	24,351	747
Class F-1	154,039	4,537		68,456	2,059	(202,721)	(5,970)	19,774	626
Class F-2	426,053	12,439		115,893	3,471	(295,074)	(8,757)	246,872	7,153
Class 529-A	42,540	1,247		35,798	1,074	(46,099)	(1,350)	32,239	971
Class 529-B	71	2		235	7	(2,333)	(68)	(2,027)	(59)
Class 529-C	10,856	318		8,238	249	(15,297)	(452)	3,797	115
Class 529-E	2,218	66		1,765	53	(2,936)	(87)	1,047	32
Class 529-F-1	5,629	167		2,781	84	(5,956)	(175)	2,454	76
Class R-1	6,543	193		3,237	98	(12,175)	(355)	(2,395)	(64)
Class R-2	30,931	917		11,478	347	(39,101)	(1,158)	3,308	106
Class R-2E	3,574	105		63	2	(90)	(3)	3,547	104
Class R-3	73,994	2,182		29,944	903	(109,700)	(3,229)	(5,762)	(144)
Class R-4	75,521	2,210		37,125	1,115	(222,025)	(6,398)	(109,379)	(3,073)
Class R-5E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-5	51,954	1,514		12,993	389	(44,961)	(1,308)	19,986	595
Class R-6	732,134	21,346		304,848	9,123	(321,975)	(9,439)	715,007	21,030
Total net increase (decrease)	$2,724,013	79,720		$1,794,229	53,776	$(2,756,174)	(80,807)	$1,762,068	52,689

See page 22 for footnotes.

American Mutual Fund	21

			Reinvestments of
			dividends and						Net increase
	Sales[1]		distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$2,152,234	58,408	$1,192,118		32,205		$(2,332,939)	(63,384)	$1,011,413	27,229
Class B	2,557	70	4,262		115		(53,103)	(1,446)	(46,284)	(1,261)
Class C	219,911	6,027	54,448		1,483		(255,562)	(7,019)	18,797	491
Class F-1	358,750	9,747	72,740		1,972		(304,137)	(8,298)	127,353	3,421
Class F-2	621,763	16,864	120,009		3,245		(486,974)	(13,352)	254,798	6,757
Class 529-A	94,229	2,557	38,037		1,029		(89,537)	(2,438)	42,729	1,148
Class 529-B	378	10	434		12		(5,457)	(148)	(4,645)	(126)
Class 529-C	24,802	676	8,245		224		(27,463)	(751)	5,584	149
Class 529-E	4,792	131	1,865		50		(5,432)	(148)	1,225	33
Class 529-F-1	10,925	296	3,025		82		(11,400)	(308)	2,550	70
Class R-1	24,544	671	3,402		93		(24,353)	(673)	3,593	91
Class R-2	67,330	1,845	12,091		329		(78,152)	(2,147)	1,269	27
Class R-2E	25	1	—	[3]	—	[3]	(1)	— [3]	24	1
Class R-3	169,640	4,623	35,585		965		(281,462)	(7,631)	(76,237)	(2,043)
Class R-4	234,028	6,330	43,865		1,187		(309,490)	(8,347)	(31,597)	(830)
Class R-5	80,877	2,192	18,902		510		(180,796)	(4,942)	(81,017)	(2,240)
Class R-6	1,451,241	39,476	296,009		8,014		(826,688)	(22,764)	920,562	24,726
Total net increase (decrease)	$5,518,026	149,924	$1,905,037		51,515		$(5,272,946)	(143,796)	$2,150,117	57,643

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

22	American Mutual Fund

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,006,939,000 and $4,218,268,000, respectively, during the six months ended April 30, 2016.

American Mutual Fund	23

Financial highlights

		Income from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class A:
Six months ended 4/30/2016[3,4]	$36.18	$.39	$.66	$1.05
Year ended 10/31/2015	37.85	.79	(.41)	.38
Year ended 10/31/2014	34.27	.72	4.28	5.00
Year ended 10/31/2013	28.27	.70	6.00	6.70
Year ended 10/31/2012	25.41	.66	2.87	3.53
Year ended 10/31/2011	24.38	.66	1.00	1.66
Class B:
Six months ended 4/30/2016[3,4]	35.92	.26	.66	.92
Year ended 10/31/2015	37.57	.51	(.41)	.10
Year ended 10/31/2014	34.01	.45	4.24	4.69
Year ended 10/31/2013	28.05	.47	5.94	6.41
Year ended 10/31/2012	25.21	.46	2.83	3.29
Year ended 10/31/2011	24.19	.46	.99	1.45
Class C:
Six months ended 4/30/2016[3,4]	35.72	.25	.66	.91
Year ended 10/31/2015	37.39	.49	(.40)	.09
Year ended 10/31/2014	33.88	.43	4.22	4.65
Year ended 10/31/2013	27.96	.44	5.94	6.38
Year ended 10/31/2012	25.14	.44	2.84	3.28
Year ended 10/31/2011	24.13	.44	1.00	1.44
Class F-1:
Six months ended 4/30/2016[3,4]	36.04	.38	.66	1.04
Year ended 10/31/2015	37.71	.75	(.40)	.35
Year ended 10/31/2014	34.15	.69	4.26	4.95
Year ended 10/31/2013	28.18	.68	5.98	6.66
Year ended 10/31/2012	25.33	.65	2.86	3.51
Year ended 10/31/2011	24.31	.64	1.00	1.64
Class F-2:
Six months ended 4/30/2016[3,4]	36.17	.42	.67	1.09
Year ended 10/31/2015	37.84	.85	(.40)	.45
Year ended 10/31/2014	34.27	.78	4.27	5.05
Year ended 10/31/2013	28.27	.76	6.00	6.76
Year ended 10/31/2012	25.41	.70	2.88	3.58
Year ended 10/31/2011	24.38	.70	1.01	1.71
Class 529-A:
Six months ended 4/30/2016[3,4]	36.10	.37	.67	1.04
Year ended 10/31/2015	37.77	.75	(.41)	.34
Year ended 10/31/2014	34.21	.68	4.26	4.94
Year ended 10/31/2013	28.22	.67	5.99	6.66
Year ended 10/31/2012	25.37	.63	2.86	3.49
Year ended 10/31/2011	24.34	.63	1.01	1.64

24	American Mutual Fund

Dividends and distributions

Dividends		Total					Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset			Net assets,	expenses		income
investment income)	(from capital gains)	and distributions	value, end of period	Total return[2]		end of period (in millions)	to average net assets		to average net assets

$(.39)	$(1.45)	$(1.84)	$35.39	3.24%[5]		$22,686	.60%[6]		2.29%[6]
(.77)	(1.28)	(2.05)	36.18	.96		22,282	.58		2.13
(.71)	(.71)	(1.42)	37.85	14.99		22,280	.59		2.02
(.70)	—	(.70)	34.27	24.01		19,724	.61		2.25
(.67)	—	(.67)	28.27	14.02		15,677	.63		2.44
(.63)	—	(.63)	25.41	6.85		13,549	.62		2.57

(.24)	(1.45)	(1.69)	35.15	2.87	[5]	34	1.36	[6]	1.56	[6]
(.47)	(1.28)	(1.75)	35.92	.18		55	1.34		1.40
(.42)	(.71)	(1.13)	37.57	14.13		105	1.35		1.28
(.45)	—	(.45)	34.01	23.06		154	1.38		1.52
(.45)	—	(.45)	28.05	13.16		196	1.39		1.71
(.43)	—	(.43)	25.21	6.01		275	1.39		1.81

(.25)	(1.45)	(1.70)	34.93	2.87	[5]	1,136	1.40	[6]	1.49	[6]
(.48)	(1.28)	(1.76)	35.72	.15		1,135	1.38		1.33
(.43)	(.71)	(1.14)	37.39	14.03		1,170	1.40		1.22
(.46)	—	(.46)	33.88	23.01		1,076	1.42		1.44
(.46)	—	(.46)	27.96	13.13		853	1.43		1.63
(.43)	—	(.43)	25.14	5.97		737	1.43		1.75

(.38)	(1.45)	(1.83)	35.25	3.22	[5]	1,366	.68	[6]	2.21	[6]
(.74)	(1.28)	(2.02)	36.04	.88		1,374	.66		2.05
(.68)	(.71)	(1.39)	37.71	14.88		1,309	.67		1.95
(.69)	—	(.69)	34.15	23.91		1,397	.68		2.18
(.66)	—	(.66)	28.18	14.00		1,000	.67		2.39
(.62)	—	(.62)	25.33	6.79		744	.66		2.52

(.42)	(1.45)	(1.87)	35.39	3.36	[5]	2,476	.42	[6]	2.46	[6]
(.84)	(1.28)	(2.12)	36.17	1.13		2,272	.41		2.31
(.77)	(.71)	(1.48)	37.84	15.15		2,121	.42		2.18
(.76)	—	(.76)	34.27	24.22		1,349	.43		2.46
(.72)	—	(.72)	28.27	14.26		1,197	.43		2.59
(.68)	—	(.68)	25.41	7.07		542	.42		2.75

(.37)	(1.45)	(1.82)	35.32	3.22	[5]	728	.70	[6]	2.19	[6]
(.73)	(1.28)	(2.01)	36.10	.86		709	.68		2.03
(.67)	(.71)	(1.38)	37.77	14.83		698	.69		1.92
(.67)	—	(.67)	34.21	23.90		611	.71		2.15
(.64)	—	(.64)	28.22	13.91		473	.72		2.34
(.61)	—	(.61)	25.37	6.77		373	.70		2.48

See page 30 for footnotes.

American Mutual Fund	25

Financial highlights (continued)

		Income from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class 529-B:
Six months ended 4/30/2016[3,4]	$36.04	$.24	$.66	$.90
Year ended 10/31/2015	37.68	.47	(.41)	.06
Year ended 10/31/2014	34.10	.41	4.26	4.67
Year ended 10/31/2013	28.13	.43	5.96	6.39
Year ended 10/31/2012	25.28	.42	2.85	3.27
Year ended 10/31/2011	24.25	.43	1.00	1.43
Class 529-C:
Six months ended 4/30/2016[3,4]	35.91	.24	.66	.90
Year ended 10/31/2015	37.58	.46	(.40)	.06
Year ended 10/31/2014	34.04	.40	4.25	4.65
Year ended 10/31/2013	28.09	.42	5.96	6.38
Year ended 10/31/2012	25.26	.42	2.84	3.26
Year ended 10/31/2011	24.24	.43	1.00	1.43
Class 529-E:
Six months ended 4/30/2016[3,4]	35.97	.33	.67	1.00
Year ended 10/31/2015	37.64	.66	(.41)	.25
Year ended 10/31/2014	34.09	.59	4.26	4.85
Year ended 10/31/2013	28.13	.59	5.97	6.56
Year ended 10/31/2012	25.29	.56	2.85	3.41
Year ended 10/31/2011	24.27	.56	1.00	1.56
Class 529-F-1:
Six months ended 4/30/2016[3,4]	36.15	.41	.67	1.08
Year ended 10/31/2015	37.82	.83	(.40)	.43
Year ended 10/31/2014	34.25	.76	4.27	5.03
Year ended 10/31/2013	28.26	.74	5.99	6.73
Year ended 10/31/2012	25.39	.69	2.88	3.57
Year ended 10/31/2011	24.37	.68	1.01	1.69
Class R-1:
Six months ended 4/30/2016[3,4]	35.83	.25	.66	.91
Year ended 10/31/2015	37.51	.48	(.41)	.07
Year ended 10/31/2014	33.98	.42	4.24	4.66
Year ended 10/31/2013	28.04	.44	5.95	6.39
Year ended 10/31/2012	25.22	.43	2.86	3.29
Year ended 10/31/2011	24.21	.44	1.00	1.44
Class R-2:
Six months ended 4/30/2016[3,4]	35.81	.25	.65	.90
Year ended 10/31/2015	37.48	.49	(.40)	.09
Year ended 10/31/2014	33.95	.42	4.24	4.66
Year ended 10/31/2013	28.02	.45	5.94	6.39
Year ended 10/31/2012	25.19	.44	2.84	3.28
Year ended 10/31/2011	24.18	.44	.99	1.43

26	American Mutual Fund

Dividends and distributions

Dividends		Total					Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset			Net assets,	expenses		income
investment	(from capital	and	value, end	Total		end of period	to average		to average
income)	gains)	distributions	of period	return[2]		(in millions)	net assets		net assets

$(.21)	$(1.45)	$(1.66)	$35.28	2.80%[5]		$4	1.49%[6]		1.43%[6]
(.42)	(1.28)	(1.70)	36.04	.07		6	1.46		1.27
(.38)	(.71)	(1.09)	37.68	13.99		11	1.48		1.15
(.42)	—	(.42)	34.10	22.88		16	1.50		1.40
(.42)	—	(.42)	28.13	13.05		19	1.52		1.58
(.40)	—	(.40)	25.28	5.87		25	1.50		1.70

(.24)	(1.45)	(1.69)	35.12	2.81	[5]	176	1.47	[6]	1.41	[6]
(.45)	(1.28)	(1.73)	35.91	.08		176	1.46		1.26
(.40)	(.71)	(1.11)	37.58	13.97		179	1.47		1.14
(.43)	—	(.43)	34.04	22.92		159	1.50		1.37
(.43)	—	(.43)	28.09	13.01		126	1.51		1.55
(.41)	—	(.41)	25.26	5.92		102	1.50		1.68

(.33)	(1.45)	(1.78)	35.19	3.11	[5]	36	.94	[6]	1.95	[6]
(.64)	(1.28)	(1.92)	35.97	.61		36	.93		1.79
(.59)	(.71)	(1.30)	37.64	14.58		36	.94		1.67
(.60)	—	(.60)	34.09	23.56		32	.96		1.90
(.57)	—	(.57)	28.13	13.62		26	.98		2.08
(.54)	—	(.54)	25.29	6.45		20	.98		2.20

(.41)	(1.45)	(1.86)	35.37	3.33	[5]	56	.48	[6]	2.41	[6]
(.82)	(1.28)	(2.10)	36.15	1.09		54	.46		2.26
(.75)	(.71)	(1.46)	37.82	15.10		54	.47		2.14
(.74)	—	(.74)	34.25	24.14		46	.49		2.36
(.70)	—	(.70)	28.26	14.21		32	.51		2.54
(.67)	—	(.67)	25.39	6.96		22	.49		2.67

(.25)	(1.45)	(1.70)	35.04	2.84	[5]	68	1.43	[6]	1.46	[6]
(.47)	(1.28)	(1.75)	35.83	.11		72	1.41		1.31
(.42)	(.71)	(1.13)	37.51	14.02		72	1.42		1.19
(.45)	—	(.45)	33.98	22.98		68	1.44		1.43
(.47)	—	(.47)	28.04	13.12		58	1.43		1.61
(.43)	—	(.43)	25.22	5.96		35	1.43		1.75

(.25)	(1.45)	(1.70)	35.01	2.82	[5]	241	1.42	[6]	1.46	[6]
(.48)	(1.28)	(1.76)	35.81	.17		243	1.37		1.35
(.42)	(.71)	(1.13)	37.48	14.05		253	1.41		1.20
(.46)	—	(.46)	33.95	23.02		235	1.40		1.47
(.45)	—	(.45)	28.02	13.13		195	1.43		1.63
(.42)	—	(.42)	25.19	5.94		167	1.45		1.73

See page 30 for footnotes.

American Mutual Fund	27

Financial highlights (continued)

		Income from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class R-2E:
Six months ended 4/30/2016[3,4]	$36.13	$.31	$.68	$.99
Year ended 10/31/2015	37.83	.61	(.35)	.26
Period from 8/29/2014 to 10/31/2014[4,9]	37.19	.12	.73	.85
Class R-3:
Six months ended 4/30/2016[3,4]	35.93	.32	.67	.99
Year ended 10/31/2015	37.60	.65	(.41)	.24
Year ended 10/31/2014	34.05	.58	4.26	4.84
Year ended 10/31/2013	28.10	.59	5.96	6.55
Year ended 10/31/2012	25.26	.56	2.86	3.42
Year ended 10/31/2011	24.25	.56	1.00	1.56
Class R-4:
Six months ended 4/30/2016[3,4]	36.07	.38	.66	1.04
Year ended 10/31/2015	37.74	.76	(.40)	.36
Year ended 10/31/2014	34.18	.69	4.27	4.96
Year ended 10/31/2013	28.20	.68	5.99	6.67
Year ended 10/31/2012	25.35	.64	2.87	3.51
Year ended 10/31/2011	24.32	.64	1.01	1.65
Class R-5E:
Period from 11/20/2015 to 4/30/2016[3,4,10]	36.41	.34	.50	.84
Class R-5:
Six months ended 4/30/2016[3,4]	36.18	.43	.67	1.10
Year ended 10/31/2015	37.85	.88	(.41)	.47
Year ended 10/31/2014	34.27	.80	4.28	5.08
Year ended 10/31/2013	28.27	.78	6.00	6.78
Year ended 10/31/2012	25.41	.73	2.87	3.60
Year ended 10/31/2011	24.38	.72	1.00	1.72
Class R-6:
Six months ended 4/30/2016[3,4]	36.19	.44	.67	1.11
Year ended 10/31/2015	37.86	.89	(.40)	.49
Year ended 10/31/2014	34.28	.82	4.28	5.10
Year ended 10/31/2013	28.28	.79	6.01	6.80
Year ended 10/31/2012	25.41	.74	2.88	3.62
Year ended 10/31/2011	24.39	.73	1.00	1.73

	Six months
	ended
	April 30,	Year ended October 31
	2016[3,4,5]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	12%	27%	16%	18%	22%	23%

See Notes to Financial Statements

28	American Mutual Fund

Dividends and distributions

Dividends		Total						Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset			Net assets,		expenses		income
investment	(from capital	and	value, end	Total		end of period		to average		to average
income)	gains)	distributions	of period	return[2]		(in millions)		net assets		net assets

$(.37)	$(1.45)	$(1.82)	$35.30	3.07%[5]		$4		1.02%[6]		1.88%[6]
(.68)	(1.28)	(1.96)	36.13	.63	[7]	—	[8]	.99	[7]	1.68	[7]

(.21)	—	(.21)	37.83	2.28	[5,7]	—	[8]	.08	[5,7]	.32	[5,7]

(.33)	(1.45)	(1.78)	35.14	3.07	[5]	592		.97	[6]	1.92	[6]
(.63)	(1.28)	(1.91)	35.93	.59		611		.95		1.78
(.58)	(.71)	(1.29)	37.60	14.58		716		.96		1.66
(.60)	—	(.60)	34.05	23.55		650		.96		1.90
(.58)	—	(.58)	28.10	13.64		518		.97		2.09
(.55)	—	(.55)	25.26	6.43		410		.97		2.21

(.38)	(1.45)	(1.83)	35.28	3.22	[5]	632		.66	[6]	2.23	[6]
(.75)	(1.28)	(2.03)	36.07	.90		757		.64		2.07
(.69)	(.71)	(1.40)	37.74	14.89		824		.66		1.96
(.69)	—	(.69)	34.18	23.95		732		.66		2.18
(.66)	—	(.66)	28.20	13.98		487		.66		2.37
(.62)	—	(.62)	25.35	6.81		272		.67		2.50

(.42)	(1.45)	(1.87)	35.38	2.65	[5]	—	[8]	.22	[5]	1.01	[5]

(.43)	(1.45)	(1.88)	35.40	3.39	[5]	266		.36	[6]	2.53	[6]
(.86)	(1.28)	(2.14)	36.18	1.20		250		.34		2.38
(.79)	(.71)	(1.50)	37.85	15.24		346		.36		2.26
(.78)	—	(.78)	34.27	24.32		415		.36		2.50
(.74)	—	(.74)	28.27	14.31		311		.37		2.69
(.69)	—	(.69)	25.41	7.11		255		.37		2.81

(.44)	(1.45)	(1.89)	35.41	3.42	[5]	6,233		.31	[6]	2.57	[6]
(.88)	(1.28)	(2.16)	36.19	1.25		5,609		.30		2.41
(.81)	(.71)	(1.52)	37.86	15.31		4,932		.30		2.31
(.80)	—	(.80)	34.28	24.38		3,994		.31		2.50
(.75)	—	(.75)	28.28	14.40		1,526		.32		2.73
(.71)	—	(.71)	25.41	7.12		1,038		.32		2.86

See page 30 for footnotes.

American Mutual Fund	29

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class R-2E shares were offered beginning August 29, 2014.
[10]	Class R-5E shares were offered beginning November 20, 2015.

30	American Mutual Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2015, through April 30, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Mutual Fund	31

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	11/1/2015	4/30/2016	during period*	expense ratio
Class A - actual return	$1,000.00	$1,032.40	$3.03	.60%
Class A - assumed 5% return	1,000.00	1,021.88	3.02	.60
Class B - actual return	1,000.00	1,028.74	6.86	1.36
Class B - assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class C - actual return	1,000.00	1,028.72	7.06	1.40
Class C - assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class F-1 - actual return	1,000.00	1,032.16	3.44	.68
Class F-1 - assumed 5% return	1,000.00	1,021.48	3.42	.68
Class F-2 - actual return	1,000.00	1,033.60	2.12	.42
Class F-2 - assumed 5% return	1,000.00	1,022.77	2.11	.42
Class 529-A - actual return	1,000.00	1,032.23	3.54	.70
Class 529-A - assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 529-B - actual return	1,000.00	1,028.02	7.51	1.49
Class 529-B - assumed 5% return	1,000.00	1,017.45	7.47	1.49
Class 529-C - actual return	1,000.00	1,028.07	7.41	1.47
Class 529-C - assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class 529-E - actual return	1,000.00	1,031.14	4.75	.94
Class 529-E - assumed 5% return	1,000.00	1,020.19	4.72	.94
Class 529-F-1 - actual return	1,000.00	1,033.33	2.43	.48
Class 529-F-1 - assumed 5% return	1,000.00	1,022.48	2.41	.48
Class R-1 - actual return	1,000.00	1,028.39	7.21	1.43
Class R-1 - assumed 5% return	1,000.00	1,017.75	7.17	1.43
Class R-2 - actual return	1,000.00	1,028.21	7.16	1.42
Class R-2 - assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class R-2E - actual return	1,000.00	1,030.69	5.15	1.02
Class R-2E - assumed 5% return	1,000.00	1,019.79	5.12	1.02
Class R-3 - actual return	1,000.00	1,030.73	4.90	.97
Class R-3 - assumed 5% return	1,000.00	1,020.04	4.87	.97
Class R-4 - actual return	1,000.00	1,032.19	3.33	.66
Class R-4 - assumed 5% return	1,000.00	1,021.58	3.32	.66
Class R-5E - actual return†	1,000.00	1,026.48	2.24	.50
Class R-5E - assumed 5% return†	1,000.00	1,022.38	2.51	.50
Class R-5 - actual return	1,000.00	1,033.93	1.82	.36
Class R-5 - assumed 5% return	1,000.00	1,023.07	1.81	.36
Class R-6 - actual return	1,000.00	1,034.18	1.57	.31
Class R-6 - assumed 5% return	1,000.00	1,023.32	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 182 days.

32	American Mutual Fund

Approval of Investment Advisory and Service Agreement

American Mutual Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2017. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its three objectives: current income, growth of capital and conservation of principal. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth & Income Funds Index, the Lipper Large-Cap Value Funds Index and the S&P 500 Index. They noted that the investment results of the fund compared favorably to each index for the 20-year period, favorably to the Lipper indexes for the 10-year period and were mixed in comparison to the

American Mutual Fund	33

Lipper indexes for the 5-year and year-to-date periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth and Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory, and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

34	American Mutual Fund

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Mutual Fund	35

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Mutual Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2016, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Mutual Fund®
Investment portfolio
April 30, 2016
unaudited
Common stocks 90.66% Energy 8.12%	Shares	Value (000)
BP PLC (ADR)	1,066,000	$35,796
Canadian Natural Resources, Ltd.	4,908,000	147,393
Chevron Corp.	4,584,303	468,424
Columbia Pipeline Group, Inc.	4,370,500	111,972
ConocoPhillips	9,059,400	432,949
Devon Energy Corp.	993,600	34,458
Enbridge Inc.	5,675,738	235,770
Enbridge Inc. (CAD denominated)	825,139	34,276
EOG Resources, Inc.	1,413,500	116,783
Exxon Mobil Corp.	4,265,500	377,070
Halliburton Co.	317,000	13,095
Inter Pipeline Ltd.	1,302,900	27,861
Kinder Morgan, Inc.	2,900,000	51,504
Royal Dutch Shell PLC, Class A (ADR)	3,931,907	207,959
Royal Dutch Shell PLC, Class B (ADR)	908,600	48,474
Schlumberger Ltd.	2,910,000	233,789
Spectra Energy Corp	5,625,500	175,909
Suncor Energy Inc.	7,820,310	229,555
		2,983,037
Materials 3.90%
Agrium Inc.	2,795,000	240,705
Barrick Gold Corp.	1,200,000	23,244
CRH PLC (ADR)	1,089,059	31,702
Dow Chemical Co.	1,831,137	96,336
E.I. du Pont de Nemours and Co.	690,000	45,478
Freeport-McMoRan Inc.	1,157,700	16,208
International Flavors & Fragrances Inc.	1,302,349	155,592
Monsanto Co.	3,392,900	317,847
Mosaic Co.	2,400,500	67,190
Nucor Corp.	1,099,600	54,738
Potash Corp. of Saskatchewan Inc.	3,036,800	53,812
Praxair, Inc.	2,809,924	330,054
		1,432,906
Industrials 13.64%
3M Co.	555,800	93,030
Boeing Co.	4,242,900	571,943
Canadian National Railway Co.	1,225,000	75,411
Caterpillar Inc.	306,000	23,782
CSX Corp.	8,095,493	220,764
Cummins Inc.	1,628,399	190,572
Danaher Corp.	1,200,000	116,100
Eaton Corp. PLC	605,000	38,278
Emerson Electric Co.	2,446,850	133,672
General Dynamics Corp.	2,541,164	357,084
General Electric Co.	19,537,685	600,784
American Mutual Fund — Page 1 of 6

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Illinois Tool Works Inc.	2,050,000	$214,266
Lockheed Martin Corp.	2,516,560	584,798
Norfolk Southern Corp.	4,428,100	399,016
Republic Services, Inc.	2,836,300	133,505
Rockwell Automation	617,500	70,068
Union Pacific Corp.	4,454,364	388,554
United Parcel Service, Inc., Class B	876,000	92,041
United Technologies Corp.	1,876,174	195,816
Waste Management, Inc.	8,718,100	512,537
		5,012,021
Consumer discretionary 7.74%
Carnival Corp., units	5,909,200	289,846
Comcast Corp., Class A	5,804,000	352,651
Hasbro, Inc.	1,948,788	164,945
Home Depot, Inc.	3,698,052	495,132
Johnson Controls, Inc.	2,662,580	110,231
McDonald’s Corp.	3,254,000	411,599
Newell Rubbermaid Inc.	7,198,200	327,806
Omnicom Group Inc.	1,300,000	107,861
Ross Stores, Inc.	757,000	42,982
Scripps Networks Interactive, Inc., Class A	598,000	37,285
Starbucks Corp.	1,338,700	75,275
Time Warner Inc.	1,851,436	139,117
Viacom Inc., Class B	2,190,600	89,596
Whirlpool Corp.	225,000	39,182
Williams-Sonoma, Inc.	2,163,000	127,141
YUM! Brands, Inc.	395,600	31,474
		2,842,123
Consumer staples 7.46%
Coca-Cola Co.	14,689,900	658,108
Colgate-Palmolive Co.	994,200	70,509
ConAgra Foods, Inc.	2,528,550	112,672
Costco Wholesale Corp.	889,300	131,732
CVS Health Corp.	1,045,000	105,022
General Mills, Inc.	3,000,000	184,020
Kellogg Co.	1,539,423	118,243
Kimberly-Clark Corp.	1,000,000	125,190
Kraft Heinz Co.	2,292,000	178,936
Mead Johnson Nutrition Co.	557,000	48,543
Mondelez International, Inc.	3,703,900	159,120
PepsiCo, Inc.	1,235,769	127,235
Procter & Gamble Co.	7,473,400	598,769
Unilever PLC (ADR)	2,736,300	122,750
		2,740,849
Health care 14.38%
Abbott Laboratories	1,242,000	48,314
AbbVie Inc.	16,385,400	999,510
Aetna Inc.	1,568,400	176,084
AmerisourceBergen Corp.	432,000	36,763
Amgen Inc.	7,264,272	1,149,934
AstraZeneca PLC (ADR)	7,741,999	224,208
Cardinal Health, Inc.	1,055,000	82,775
American Mutual Fund — Page 2 of 6

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Eli Lilly and Co.	2,699,300	$203,878
GlaxoSmithKline PLC[1]	3,400,000	72,392
Johnson & Johnson	2,896,000	324,584
Medtronic PLC	6,698,500	530,186
Merck & Co., Inc.	4,736,485	259,749
Novartis AG (ADR)	3,014,000	228,974
Pfizer Inc.	11,723,200	383,466
Quest Diagnostics Inc.	1,590,000	119,520
Roche Holding AG (ADR)	1,540,000	48,618
St. Jude Medical, Inc.	1,718,900	130,980
Stryker Corp.	1,563,840	170,474
UnitedHealth Group Inc.	700,000	92,176
		5,282,585
Financials 11.03%
Aon PLC, Class A	1,852,000	194,682
Arthur J. Gallagher & Co.	1,493,131	68,744
Bank of Montreal	787,526	51,305
Bank of New York Mellon Corp.	3,643,000	146,594
BB&T Corp.	5,100,000	180,438
Berkshire Hathaway Inc., Class B2	150,000	21,822
Capital One Financial Corp.	1,300,000	94,107
Chubb Corp.	1,785,400	210,427
CME Group Inc., Class A	1,721,000	158,177
Discover Financial Services	1,944,200	109,400
Intercontinental Exchange, Inc.	542,918	130,317
Invesco Ltd.	3,761,300	116,638
JPMorgan Chase & Co.	5,576,197	352,416
Marsh & McLennan Companies, Inc.	4,296,394	271,317
Old Republic International Corp.	2,200,800	40,693
PNC Financial Services Group, Inc.	1,076,000	94,451
Principal Financial Group, Inc.	3,300,000	140,844
Progressive Corp.	3,195,500	104,173
RioCan Real Estate Investment Trust	2,027,203	44,076
Royal Bank of Canada	2,258,000	140,228
S&P Global Inc.	321,643	34,368
Simon Property Group, Inc.	90,000	18,105
State Street Corp.	2,387,700	148,754
Sun Life Financial Inc.	4,377,300	149,266
Toronto-Dominion Bank	1,989,400	88,528
Toronto-Dominion Bank (CAD denominated)	3,000,000	133,538
U.S. Bancorp	4,400,000	187,836
Ventas, Inc.	2,261,000	140,453
Wells Fargo & Co.	9,595,300	479,573
		4,051,270
Information technology 10.05%
Accenture PLC, Class A	1,514,000	170,961
Analog Devices, Inc.	3,495,891	196,889
Apple Inc.	3,203,400	300,287
Automatic Data Processing, Inc.	3,016,944	266,818
Cisco Systems, Inc.	5,900,000	162,191
Hewlett Packard Enterprise Co.	1,790,500	29,830
Hewlett-Packard Co.	1,180,500	14,485
Intel Corp.	10,185,000	308,402
American Mutual Fund — Page 3 of 6

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
International Business Machines Corp.	1,000,000	$145,940
Maxim Integrated Products, Inc.	1,500,000	53,580
Microsoft Corp.	11,986,707	597,777
NetApp, Inc.	2,228,500	52,682
Oracle Corp.	5,012,657	199,804
Paychex, Inc.	1,000,000	52,120
TE Connectivity Ltd.	444,244	26,424
Texas Instruments Inc.	17,546,644	1,000,860
Xilinx, Inc.	2,577,100	111,021
		3,690,071
Telecommunication services 6.89%
AT&T Inc.	18,644,000	723,760
BCE Inc.	1,000,000	46,910
TELUS Corp.	4,040,000	128,087
Verizon Communications Inc.	32,046,814	1,632,465
		2,531,222
Utilities 5.42%
American Electric Power Co., Inc.	1,435,000	91,123
Dominion Resources, Inc.	3,000,000	214,410
DTE Energy Co.	1,033,622	92,158
Duke Energy Corp.	1,147,857	90,428
Exelon Corp.	11,121,885	390,267
PG&E Corp.	5,257,000	305,957
PPL Corp.	2,044,300	76,947
Sempra Energy	5,744,853	593,731
Xcel Energy Inc.	3,365,000	134,701
		1,989,722
Miscellaneous 2.03%
Other common stocks in initial period of acquisition		744,631
Total common stocks (cost: $24,609,824,000)		33,300,437
Preferred securities 0.03% Financials 0.03%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	11,440
Total preferred securities (cost: $10,004,000)		11,440
Convertible stocks 0.08% Utilities 0.08%
Exelon Corp., convertible preferred, units	600,000	29,076
Total convertible stocks (cost: $30,049,000)		29,076
American Mutual Fund — Page 4 of 6

unaudited
Bonds, notes & other debt instruments 0.94% Corporate bonds & notes 0.67% Financials 0.67%	Principal amount (000)	Value (000)
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	$1,665	$1,626
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	1,665	1,638
ERP Operating LP 5.75% 2017	3,866	4,061
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	116,654	117,456
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	115,445	120,207
		244,988
U.S. Treasury bonds & notes 0.27% U.S. Treasury 0.27%
U.S. Treasury 1.875% 2017	39,050	39,675
U.S. Treasury 1.00% 2017	60,100	60,374
		100,049
Total bonds, notes & other debt instruments (cost: $326,085,000)		345,037
Short-term securities 8.08%
Apple Inc. 0.43%–0.45% due 7/1/2016–7/18/2016[3]	44,400	44,358
Army and Air Force Exchange Service 0.35% due 5/2/2016[3]	44,900	44,899
CAFCO, LLC 0.57% due 5/23/2016	50,000	49,987
Caterpillar Financial Services Corp. 0.43%–0.44% due 5/18/2016–6/1/2016	80,200	80,176
Chevron Corp. 0.42%–0.58% due 5/3/2016–8/5/2016[3]	180,200	180,118
Coca-Cola Co. 0.33% due 5/12/2016[3]	24,500	24,497
Emerson Electric Co. 0.40%–0.50% due 5/10/2016–6/14/2016[3]	106,800	106,775
ExxonMobil Corp. 0.37%–0.39% due 6/2/2016–6/8/2016	121,800	121,752
Federal Home Loan Bank 0.29%–0.55% due 5/2/2016–9/19/2016	1,181,200	1,180,706
Freddie Mac 0.39%–0.49% due 6/6/2016–8/19/2016	415,900	415,714
GE Capital Treasury Services (U.S.) LLC 0.42% due 6/14/2016	50,000	49,975
General Electric Co. 0.31% due 5/2/2016	45,000	44,999
IBM Corp. 0.44% due 6/20/2016[3]	75,000	74,953
Jupiter Securitization Co., LLC 1.00% due 10/25/2016[3]	25,000	24,890
Microsoft Corp. 0.35%–0.36% due 5/11/2016–5/18/2016[3]	54,700	54,692
Paccar Financial Corp. 0.40% due 5/2/2016	13,600	13,600
PepsiCo Inc. 0.40% due 6/1/2016–6/10/2016[3]	72,900	72,867
Pfizer Inc 0.47%–0.54% due 5/2/2016–6/10/2016[3]	83,500	83,464
Private Export Funding Corp. 0.43% due 5/9/2016[3]	20,000	19,998
Regents of the University of California 0.48% due 5/17/2016	34,600	34,593
U.S. Treasury Bills 0.46% due 9/1/2016	126,400	126,295
Walt Disney Co. 0.48%–0.49% due 5/16/2016–5/31/2016[3]	67,200	67,185
Wells Fargo Bank, N.A. 0.84% due 8/16/2016	53,000	53,017
Total short-term securities (cost: $2,969,091,000)		2,969,510
Total investment securities 99.79% (cost: $27,945,053,000)		36,655,500
Other assets less liabilities 0.21%		78,357
Net assets 100.00%		$36,733,857
American Mutual Fund — Page 5 of 6

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $72,392,000, which represented .20% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $798,696,000, which represented 2.17% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-003-0616O-S49215	American Mutual Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 30, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: June 30, 2016